Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.10%
FHLMC	8.50%	7-1-2028	$2,001	$2,035
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.59	2-1-2037	24,032	24,876
FHLMC (5 Year Treasury Constant Maturity+2.09%)±	2.61	9-1-2032	154,202	148,427
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	4.97	12-15-2031	2,819	2,816
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.92	2-15-2033	15,865	15,798
FNMA	6.00	4-1-2033	34,523	34,459
FNMA Series 2001-25 Class Z	6.00	6-25-2031	14,956	15,236
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	5.07	7-25-2031	1,151	1,150
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	4.97	6-25-2031	1,159	1,159
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.89	12-18-2032	5,124	5,118
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	5.02	1-25-2033	1,716	1,714
GNMA	6.50	6-15-2028	3,435	3,484
GNMA Series 2019-H06 Class HIƒ±±	1.80	4-20-2069	1,357,753	19,010
Total agency securities (Cost $324,701)				275,282
Asset-backed securities: 4.28%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	50,278	47,284
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	5.82	1-15-2037	232,950	232,971
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	245,216	225,620
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.56	8-19-2038	207,532	207,021
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	3,037	3,041
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	54,862	57,024
Frontier Issuer LLC Series 2024-1 Class C144A	11.16	6-20-2054	210,000	236,912
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	5.47	6-16-2036	60,835	60,719
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	871,333	745,317
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.65	2-19-2037	945,315	945,310
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.50	2-19-2037	1,000,000	981,968
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	36,342	36,138
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	5.36	11-25-2034	583,278	578,257
Octane Receivables Trust Series 2022-1A Class A2144A	4.18	3-20-2028	96,141	96,041
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	8.01	7-15-2034	1,000,000	998,055
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	900,000	883,531
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.11%	4-15-2030	$1,000,000	$1,002,505
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.76	11-15-2038	1,015,040	1,013,747
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	495,833	504,483
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	490,155	475,753
Terwin Mortgage Trust Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	5.57	11-25-2033	91,608	80,716
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.95	2-15-2039	483,972	483,213
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A%%	6.37	4-20-2055	510,000	513,174
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	881,219
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	262,505	257,571
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	280,000	302,769
Total asset-backed securities (Cost $11,852,082)				11,850,359

	Shares
Common stocks: 1.08%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA†	90	2,893
Energy: 0.77%
Oil, gas & consumable fuels: 0.77%
Enviva Equity‡†	119,158	2,144,844
Utilities: 0.23%
Independent power and renewable electricity producers: 0.23%
Vistra Corp.	3,744	629,104
Investment Companies: 0.08%
Resolute Topco, Inc.‡†	26,718	213,744
Total common stocks (Cost $1,146,534)		2,990,585

			Principal
Corporate bonds and notes: 63.56%
Basic materials: 0.83%
Chemicals: 0.57%
Chemours Co.144A	8.00	1-15-2033	$685,000	679,325
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	930,000	901,821
				1,581,146
Iron/steel: 0.26%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	730,000	728,211
See accompanying notes to portfolio of investments
2 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 7.93%
Advertising: 1.05%
Clear Channel Outdoor Holdings, Inc.144A	5.13%	8-15-2027	$315,000	$306,847
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	605,000	538,651
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	690,000	725,403
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	548,447
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	760,000	796,344
				2,915,692
Internet: 0.45%
Arches Buyer, Inc.144A	6.13	12-1-2028	380,000	344,152
Cablevision Lightpath LLC144A	5.63	9-15-2028	140,000	131,134
Match Group Holdings II LLC144A	5.63	2-15-2029	791,000	782,628
				1,257,914
Media: 4.42%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,590,000	1,298,982
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,319,979
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	216,852
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	825,000	803,073
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	663,704
CSC Holdings LLC144A	3.38	2-15-2031	1,365,000	992,174
CSC Holdings LLC144A	4.63	12-1-2030	555,000	304,200
CSC Holdings LLC144A	5.50	4-15-2027	855,000	791,702
DISH DBS Corp.144A	5.75	12-1-2028	420,000	363,869
DISH Network Corp.144A	11.75	11-15-2027	1,130,000	1,193,161
Nexstar Media, Inc.144A	5.63	7-15-2027	750,000	739,721
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	475,000	454,092
Sirius XM Radio LLC144A	4.13	7-1-2030	1,190,000	1,063,663
Townsquare Media, Inc.144A	6.88	2-1-2026	1,035,000	1,033,823
				12,238,995
Telecommunications: 2.01%
CommScope LLC144A	8.25	3-1-2027	510,000	486,835
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	585,000	540,015
Level 3 Financing, Inc.144A	3.63	1-15-2029	610,000	469,700
Level 3 Financing, Inc.144A	3.88	10-15-2030	535,000	417,097
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,225,000	1,372,167
Lumen Technologies, Inc.144A	10.00	10-15-2032	476,250	475,059
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	487,500	489,303
Viasat, Inc.144A	5.63	4-15-2027	540,000	524,464
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	775,000	802,141
				5,576,781
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 9.61%
Airlines: 0.54%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50%	4-20-2026	$141,667	$141,586
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	855,000	852,910
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	500,000	504,410
				1,498,906
Auto parts & equipment: 0.44%
Adient Global Holdings Ltd.144A%%	7.50	2-15-2033	505,000	511,731
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	705,000	708,962
				1,220,693
Entertainment: 2.16%
CCM Merger, Inc.144A	6.38	5-1-2026	2,380,000	2,379,237
Churchill Downs, Inc.144A	6.75	5-1-2031	800,000	813,583
Cinemark USA, Inc.144A	7.00	8-1-2032	1,720,000	1,767,249
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	1,005,000	1,026,731
				5,986,800
Home builders: 0.53%
LGI Homes, Inc.144A	8.75	12-15-2028	675,000	715,285
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	246,505
Tri Pointe Homes, Inc.	5.70	6-15-2028	515,000	514,077
				1,475,867
Housewares: 0.31%
Newell Brands, Inc.	6.38	5-15-2030	835,000	845,439
Leisure time: 1.41%
NCL Corp. Ltd.144A	5.88	2-15-2027	500,000	502,294
NCL Corp. Ltd.144A	6.75	2-1-2032	370,000	375,777
NCL Corp. Ltd.144A	7.75	2-15-2029	275,000	292,137
NCL Corp. Ltd.144A	8.13	1-15-2029	235,000	249,537
Sabre Global, Inc.144A	10.75	11-15-2029	1,407,000	1,451,558
Viking Cruises Ltd.144A	7.00	2-15-2029	1,020,000	1,029,783
				3,901,086
Lodging: 0.21%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	560,000	575,674
Retail: 4.01%
Bath & Body Works, Inc.144A	6.63	10-1-2030	605,000	615,979
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	965,000	1,071,255
FirstCash, Inc.144A	4.63	9-1-2028	450,000	430,283
FirstCash, Inc.144A	6.88	3-1-2032	1,010,000	1,024,001
Group 1 Automotive, Inc.144A	6.38	1-15-2030	495,000	503,121
Lithia Motors, Inc.144A	4.38	1-15-2031	670,000	617,019
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	670,000	656,350
See accompanying notes to portfolio of investments
4 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Macy’s Retail Holdings LLC144A	6.13%	3-15-2032	$1,440,000	$1,361,846
Michaels Cos., Inc.144A	7.88	5-1-2029	915,000	574,740
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,030,000	1,026,676
Saks Global Enterprises LLC144A	11.00	12-15-2029	715,000	684,687
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	405,000	408,049
Sonic Automotive, Inc.144A	4.63	11-15-2029	295,000	277,844
Sonic Automotive, Inc.144A	4.88	11-15-2031	695,000	640,972
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	475,000	503,007
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	720,000	727,876
				11,123,705
Consumer, non-cyclical: 7.74%
Commercial services: 2.36%
Allied Universal Holdco LLC144A	7.88	2-15-2031	640,000	656,187
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	330,000	305,337
Block, Inc.144A	6.50	5-15-2032	895,000	914,787
CoreCivic, Inc.	8.25	4-15-2029	1,495,000	1,580,961
GEO Group, Inc.	8.63	4-15-2029	970,000	1,024,140
Service Corp. International	5.75	10-15-2032	1,055,000	1,036,656
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,120,000	1,030,108
				6,548,176
Food: 1.11%
B&G Foods, Inc.144A	8.00	9-15-2028	985,000	1,020,727
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	570,000	518,604
Performance Food Group, Inc.144A	6.13	9-15-2032	495,000	496,040
U.S. Foods, Inc.144A	5.75	4-15-2033	1,060,000	1,030,469
				3,065,840
Healthcare-services: 3.56%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	665,000	566,960
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	580,000	528,686
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	500,000	514,986
CommonSpirit Health (AGM Insured)	3.82	10-1-2049	750,000	557,477
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	820,000	847,923
DaVita, Inc.144A	6.88	9-1-2032	1,210,000	1,226,983
IQVIA, Inc.144A	6.50	5-15-2030	915,000	933,581
MPH Acquisition Holdings LLC144A%%	5.75	12-31-2030	103,082	82,466
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥%%	6.75	3-31-2031	884,152	486,284
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥%%	11.50	12-31-2030	157,766	135,679
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	665,000	637,452
Star Parent, Inc.144A	9.00	10-1-2030	1,180,000	1,241,717
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	413,966
Tenet Healthcare Corp.	6.75	5-15-2031	1,650,000	1,688,559
				9,862,719
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household products/wares: 0.18%
Central Garden & Pet Co.	4.13%	10-15-2030	$560,000	$509,134
Pharmaceuticals: 0.53%
AdaptHealth LLC144A	5.13	3-1-2030	1,355,000	1,253,289
CVS Pass-Through Trust	6.04	12-10-2028	208,515	210,400
				1,463,689
Energy: 9.67%
Energy-alternate sources: 0.49%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦	6.50	1-15-2026	2,845,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,480,000	1,366,997
				1,366,997
Oil & gas: 2.66%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	430,000	440,995
APA Corp.144A	4.38	10-15-2028	750,000	727,694
California Resources Corp.144A	8.25	6-15-2029	545,000	560,306
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,020,000	1,047,850
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	690,000	733,591
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	785,000	743,686
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	145,000	137,703
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	430,000	448,802
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	504,000	505,946
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	285,000	280,460
Murphy Oil Corp.	6.00	10-1-2032	500,000	483,064
Nabors Industries Ltd.144A	7.50	1-15-2028	325,000	314,088
Nabors Industries, Inc.144A	9.13	1-31-2030	900,000	934,200
				7,358,385
Oil & gas services: 1.04%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	520,000	527,123
Bristow Group, Inc.144A	6.88	3-1-2028	1,570,000	1,578,366
Oceaneering International, Inc.	6.00	2-1-2028	770,000	764,222
				2,869,711
Pipelines: 5.48%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	940,000	960,127
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	743,312
Buckeye Partners LP	5.85	11-15-2043	1,125,000	986,207
Buckeye Partners LP144A	6.88	7-1-2029	20,000	20,475
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	960,000	925,665
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	765,000	807,747
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	185,000	195,250
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	325,000	324,825
Harvest Midstream I LP144A	7.50	9-1-2028	825,000	843,780
See accompanying notes to portfolio of investments
6 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Harvest Midstream I LP144A	7.50%	5-15-2032	$560,000	$582,763
Hess Midstream Operations LP144A	5.50	10-15-2030	445,000	439,373
Hess Midstream Operations LP144A	6.50	6-1-2029	175,000	178,539
Kinetik Holdings LP144A	5.88	6-15-2030	1,140,000	1,131,092
Prairie Acquiror LP144A	9.00	8-1-2029	820,000	848,005
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,400,767
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,325,000	1,278,997
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	805,000	819,745
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,368,199
Venture Global LNG, Inc.144A	9.88	2-1-2032	820,000	902,676
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	425,000	442,881
				15,200,425
Financial: 12.77%
Banks: 0.50%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	480,000	465,712
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	935,000	915,546
				1,381,258
Diversified financial services: 4.47%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,290,000	1,272,480
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	540,000	526,271
Encore Capital Group, Inc.144A	9.25	4-1-2029	800,000	857,346
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	485,000	498,206
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	240,000	238,842
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	590,000	609,772
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	575,000	544,486
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	480,000	482,256
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	625,000	667,919
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	895,000	897,050
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	825,000	850,435
Navient Corp.	11.50	3-15-2031	630,000	715,693
OneMain Finance Corp.	7.88	3-15-2030	785,000	825,797
PRA Group, Inc.144A	5.00	10-1-2029	1,136,000	1,050,676
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	562,267
Synchrony Financial	5.15	3-19-2029	750,000	742,680
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,085,000	1,051,946
				12,394,122
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 7

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 4.01%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38%	10-1-2032	$1,530,000	$1,563,352
AmWINS Group, Inc.144A	4.88	6-30-2029	370,000	352,410
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	536,134
Assurant, Inc.	3.70	2-22-2030	750,000	697,446
Athene Holding Ltd.	4.13	1-12-2028	750,000	733,439
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	673,195
BroadStreet Partners, Inc.144A	5.88	4-15-2029	750,000	734,271
HUB International Ltd.144A	5.63	12-1-2029	415,000	406,968
HUB International Ltd.144A	7.25	6-15-2030	135,000	139,587
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,028,262
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	734,748
MetLife, Inc.	6.40	12-15-2036	1,000,000	1,021,312
Panther Escrow Issuer LLC144A	7.13	6-1-2031	495,000	506,914
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	725,037
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	737,593
USI, Inc.144A	7.50	1-15-2032	490,000	511,421
				11,102,089
Investment Companies: 0.18%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	210,000	203,541
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	6-15-2030	305,000	300,390
				503,931
REITs: 3.61%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	300,000	309,004
Brandywine Operating Partnership LP	8.88	4-12-2029	865,000	924,112
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,223,856
Iron Mountain, Inc.144A	5.25	7-15-2030	1,505,000	1,447,413
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,020,000	1,049,896
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	660,000	660,120
MPT Operating Partnership LP/MPT Finance Corp.144A%%	8.50	2-15-2032	150,000	152,326
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	593,929
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	277,683
Service Properties Trust	8.38	6-15-2029	330,000	329,806
Service Properties Trust144A	8.63	11-15-2031	1,400,000	1,486,639
Starwood Property Trust, Inc.144A	6.50	7-1-2030	595,000	600,689
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	270,000	237,133
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	680,000	727,044
				10,019,650
See accompanying notes to portfolio of investments
8 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 6.82%
Aerospace/defense: 0.92%
Spirit AeroSystems, Inc.144A	9.75%	11-15-2030	$890,000	$984,621
TransDigm, Inc.144A	6.63	3-1-2032	1,535,000	1,561,204
				2,545,825
Building materials: 1.63%
Builders FirstSource, Inc.144A	6.38	3-1-2034	715,000	719,141
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,295,000	1,271,963
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	610,000	542,898
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,041,825
JELD-WEN, Inc.144A	7.00	9-1-2032	575,000	548,047
Quikrete Holdings, Inc.144A%%	6.38	3-1-2032	245,000	245,610
Quikrete Holdings, Inc.144A%%	6.75	3-1-2033	150,000	150,375
				4,519,859
Electrical components & equipment: 0.64%
Energizer Holdings, Inc.144A	4.38	3-31-2029	780,000	729,241
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,015,000	1,037,755
				1,766,996
Electronics: 0.29%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	598,011
Sensata Technologies, Inc.144A	6.63	7-15-2032	200,000	201,276
				799,287
Environmental control: 0.23%
Clean Harbors, Inc.144A	6.38	2-1-2031	615,000	623,857
Hand/machine tools: 0.76%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	730,000	803,687
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,291,697	1,306,229
				2,109,916
Machinery-diversified: 0.30%
Chart Industries, Inc.144A	7.50	1-1-2030	454,000	474,308
Chart Industries, Inc.144A	9.50	1-1-2031	335,000	361,190
				835,498
Packaging & containers: 0.75%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	920,000	915,120
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	285,000	289,531
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	355,000	361,731
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	500,000	519,717
				2,086,099
Transportation: 0.28%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	780,000	782,100
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 9

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trucking & leasing: 1.02%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50%	6-15-2045	$470,000	$469,939
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	700,000	684,214
Fortress Transportation & Infrastructure Investors LLC144A	5.88	4-15-2033	370,000	354,005
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	930,000	942,530
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	365,000	370,041
				2,820,729
Technology: 4.31%
Computers: 1.07%
Dell International LLC/EMC Corp.	6.02	6-15-2026	536,000	543,404
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	140,000	144,926
Insight Enterprises, Inc.144A	6.63	5-15-2032	470,000	477,872
McAfee Corp.144A	7.38	2-15-2030	435,000	428,557
Seagate HDD Cayman	8.50	7-15-2031	1,275,000	1,364,864
				2,959,623
Office/business equipment: 0.29%
Zebra Technologies Corp.144A	6.50	6-1-2032	775,000	792,619
Semiconductors: 0.44%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	723,962
Entegris, Inc.144A	5.95	6-15-2030	510,000	508,367
				1,232,329
Software: 2.51%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,245,000	1,204,587
Cloud Software Group, Inc.144A	6.50	3-31-2029	620,000	609,453
Cloud Software Group, Inc.144A	8.25	6-30-2032	830,000	862,715
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,380,000	1,413,330
Ellucian Holdings, Inc.144A	6.50	12-1-2029	340,000	342,050
Rocket Software, Inc.144A	9.00	11-28-2028	725,000	750,967
SS&C Technologies, Inc.144A	6.50	6-1-2032	1,025,000	1,041,768
VMware LLC	3.90	8-21-2027	750,000	733,389
				6,958,259
Utilities: 3.88%
Electric: 3.88%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	640,000	625,384
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	860,000	875,532
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	670,000	635,267
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	945,000	985,363
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	630,000	630,540
See accompanying notes to portfolio of investments
10 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
NextEra Energy Operating Partners LP144A	7.25%	1-15-2029		$905,000	$910,532
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		1,385,000	1,309,034
PG&E Corp.	5.25	7-1-2030		1,075,000	1,010,973
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		985,000	957,026
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		1,100,000	1,042,625
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		505,000	506,689
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		500,000	535,736
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	728,408
					10,753,109
Total corporate bonds and notes (Cost $174,851,689)					176,159,140
Foreign corporate bonds and notes: 10.97%
Financial: 0.31%
Banks: 0.31%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	869,168
Government securities: 10.66%
Multi-national: 10.66%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,430,070
Asian Development Bank	6.20	10-6-2026	INR	34,000,000	388,964
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	1,986,348
Asian Infrastructure Investment Bank	7.20	7-2-2031	INR	175,000,000	2,039,971
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,102,966
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	3,008,539
European Investment Bank	7.25	1-23-2030	ZAR	45,500,000	2,371,747
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,642,000
Inter-American Development Bank	7.00	4-17-2033	INR	140,000,000	1,627,644
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,120,618
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	3,108,789
International Bank for Reconstruction & Development	9.50	2-9-2029	BRL	22,000,000	3,351,734
International Finance Corp.	9.00	1-22-2036	ZAR	16,000,000	838,501
International Finance Corp.	10.00	2-3-2027	BRL	7,800,000	1,227,727
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,288,805
					29,534,423
Total foreign corporate bonds and notes (Cost $34,307,954)					30,403,591
Foreign government bonds: 17.47%
Colombia: 3.84%
Colombia TES	5.75	11-3-2027	COP	24,000,000,000	5,180,042
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,906,049
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	3,558,235
					10,644,326
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 11

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Hungary: 1.52%
Hungary	9.50%	10-21-2026	HUF	1,570,000,000	$4,203,086
Indonesia: 3.20%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,797,239
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	7,082,730
					8,879,969
Mexico: 3.79%
Mexico	7.50	5-26-2033	MXN	68,500,000	2,856,161
Mexico	7.75	5-29-2031	MXN	85,000,000	3,709,203
Mexico	8.00	7-31-2053	MXN	33,500,000	1,250,858
Mexico	8.50	5-31-2029	MXN	58,000,000	2,680,758
					10,496,980
New Zealand: 1.30%
New Zealand	4.25	5-15-2034	NZD	6,500,000	3,593,379
Romania: 3.24%
Romania	5.00	2-12-2029	RON	15,800,000	2,953,324
Romania	7.20	10-30-2033	RON	14,850,000	2,998,826
Romania	7.35	4-28-2031	RON	14,750,000	3,042,817
					8,994,967
United Kingdom: 0.58%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,604,235
Total foreign government bonds (Cost $53,443,367)					48,416,942
Loans: 21.43%
Communications: 3.68%
Advertising: 0.36%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	8.43	8-23-2028		$1,000,000	1,002,920
Internet: 1.06%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	7.66	12-6-2027		2,379,268	2,330,683
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.25%)±	7.67	11-30-2027		605,000	604,849
					2,935,532
Media: 1.05%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.81	1-18-2028		1,270,490	1,242,704
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.55	8-2-2027		279,934	280,144
DirecTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.80	4-30-2025		750,000	744,165
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	8.81	9-30-2027		940,147	648,119
					2,915,132
Telecommunications: 1.21%
Altice France SA (6 Month LIBOR+3.69%)±	8.37	1-31-2026		498,631	420,186
CommScope, Inc. (U.S. SOFR 1 Month+5.50%)±	9.81	12-17-2029		1,630,000	1,664,295
See accompanying notes to portfolio of investments
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	7.81%	12-11-2026	$248,099	$244,844
Zegona Communications PLC (U.S. SOFR 3 Month+4.25%)‡±	8.54	7-17-2029	997,500	1,007,475
				3,336,800
Consumer, cyclical: 3.91%
Airlines: 0.72%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.30	4-20-2028	930,800	952,618
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.04	10-20-2027	1,014,349	1,032,100
				1,984,718
Auto parts & equipment: 0.51%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	7.09	2-28-2025	380,000	380,475
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	1,060,451	1,039,242
				1,419,717
Entertainment: 0.72%
Cinemark USA, Inc. (U.S. SOFR 1 Month+2.75%)±	7.06	5-24-2030	668,159	673,171
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.59	12-2-2031	1,335,000	1,332,036
				2,005,207
Housewares: 0.38%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.06	10-30-2029	1,045,125	1,051,009
Leisure time: 0.15%
Sabre Global, Inc. (U.S. SOFR 1 Month+3.50%)±	7.93	12-17-2027	424,472	411,313
Retail: 1.43%
Chinos Intermediate Holding, Inc. (U.S. SOFR 3 Month+6.00%)±	10.29	9-26-2031	930,000	942,788
Great Outdoors Group LLC (U.S. SOFR 3 Month+3.25%)±	7.55	1-16-2032	715,000	719,169
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	1,010,000	969,014
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.16	2-11-2028	1,326,920	1,328,910
				3,959,881
Consumer, non-cyclical: 4.22%
Commercial services: 0.95%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	8.16	5-12-2028	1,601,947	1,607,057
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.56	4-13-2029	1,019,503	1,034,031
				2,641,088
Food: 0.60%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.81	10-10-2029	1,654,257	1,654,952
Healthcare-products: 0.58%
Medline Borrower LP (U.S. SOFR 1 Month+2.25%)±	6.56	10-23-2028	1,600,550	1,607,448
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 1.55%
LifePoint Health, Inc. (U.S. SOFR 3 Month+3.50%)±	7.96%	5-17-2031	$74,813	$74,380
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031	1,572,100	1,300,913
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	272,976	267,516
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	8.33	9-27-2030	1,315,062	1,297,349
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+2.75%)±	7.06	12-19-2030	1,351,272	1,355,690
				4,295,848
Pharmaceuticals: 0.54%
Endo Luxembourg Finance Co. I Sarl (U.S. SOFR 1 Month+4.00%)±	8.31	4-23-2031	1,496,250	1,506,410
Energy: 1.18%
Pipelines: 1.18%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+2.50%)±	6.79	4-13-2028	1,209,472	1,214,007
GIP II Blue Holding LP (U.S. SOFR 1 Month+3.75%)±	8.06	9-29-2028	523,780	527,709
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	8.91	9-19-2029	533,577	535,503
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.56	8-1-2029	990,097	998,553
				3,275,772
Financial: 2.72%
Diversified financial services: 0.74%
Jane Street Group LLC (U.S. SOFR 3 Month+2.00%)±	6.40	12-15-2031	498,701	497,854
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)±	11.09	4-30-2027	1,579,236	1,548,962
				2,046,816
Insurance: 1.52%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	12-23-2026	1,530,535	1,529,478
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	7-31-2027	84,780	84,686
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.68	1-31-2028	373,793	364,635
BroadStreet Partners, Inc. (U.S. SOFR 1 Month+3.00%)±	7.31	6-13-2031	876,177	880,217
HUB International Ltd. (U.S. SOFR 3 Month+2.75%)±	7.04	6-20-2030	1,077,853	1,081,518
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.08	5-6-2032	276,316	279,770
				4,220,304
REITs: 0.46%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 1 Month+3.75%)‡±	8.05	12-11-2028	360,000	361,350
Starwood Property Trust, Inc. (U.S. SOFR 1 Month+2.25%)‡±	6.56	11-18-2027	916,341	917,486
				1,278,836
Industrial: 3.07%
Aerospace/defense: 0.92%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.79	1-15-2027	2,541,500	2,565,847
See accompanying notes to portfolio of investments
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 1.14%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	7.66%	4-12-2028	$1,945,093	$1,851,495
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.16	11-23-2027	989,224	953,533
Quikrete Holdings, Inc. (U.S. SOFR 3 Month+2.25%)±	6.56	2-10-2032	355,000	356,509
				3,161,537
Environmental control: 0.21%
MIP V Waste Holdings LLC (U.S. SOFR 6 Month+3.00%)‡±	7.24	12-8-2028	584,484	587,406
Machinery-diversified: 0.31%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	7.74	4-30-2030	844,755	850,652
Packaging & containers: 0.49%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	7.49	4-13-2029	1,345,474	1,348,582
Technology: 2.65%
Computers: 0.25%
McAfee LLC (U.S. SOFR 1 Month+3.00%)±	7.34	3-1-2029	672,987	674,501
Software: 2.40%
Applied Systems, Inc. (U.S. SOFR 3 Month+3.00%)±	7.33	2-24-2031	2,773,170	2,798,684
Athenahealth Group, Inc. (U.S. SOFR 1 Month+3.00%)±	7.31	2-15-2029	1,052,261	1,052,587
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.50%)±	7.83	3-30-2029	990,430	996,511
Cloud Software Group, Inc. (U.S. SOFR 3 Month+3.75%)±	8.08	3-21-2031	342,840	345,171
Genesys Cloud Services Holdings II LLC (U.S. SOFR 3 Month+2.50%)±	6.81	1-23-2032	180,000	180,338
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.56	11-28-2028	759,253	768,539
Sophia LP (U.S. SOFR 1 Month+4.75%)±	9.06	11-22-2032	500,000	511,565
				6,653,395
Total loans (Cost $59,199,824)				59,391,623
Non-agency mortgage-backed securities: 4.92%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	46,257	45,440
Banc of America Funding Trust Series 2005-D Class A1±±	5.66	5-25-2035	81,221	74,979
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.62	4-25-2033	168,850	89,359
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	810,828
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	700,000	639,172
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.32	10-15-2036	1,000,000	1,000,000
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.32	10-15-2036	525,000	524,180
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	723,662
BXP Trust Series 2017-CQHP Class A (U.S. SOFR 1 Month+0.90%)144A±	5.20	11-15-2034	344,340	332,489
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	7.58	10-25-2033	24,047	14,046
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	5.11%	9-10-2045	$813,776	$736,625
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	5.06	9-25-2032	186,697	171,398
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	7.31	6-25-2033	11,846	12,007
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	6.70	3-25-2033	6,588	6,482
CSMC Trust Series 2014-USA Class D144A	4.37	9-15-2037	750,000	564,691
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	4.75	11-25-2032	9,565	9,374
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	6.48	12-15-2036	938,151	908,261
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.43	8-10-2043	644,033	772
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	1,000,000	898,839
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	975,780
JP Morgan Mortgage Trust Series 2004-A3 Class 3A3±±	6.01	7-25-2034	4,003	3,900
JP Morgan Mortgage Trust Series 2005-A3 Class 11A2±±	6.68	6-25-2035	49,508	49,169
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.75	11-15-2045	213,678	180,902
Master Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	397	352
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.42	1-25-2034	1,576	1,523
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	4.60	12-25-2033	20,265	19,963
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	6.41	11-21-2034	2,589	2,434
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	5.54	1-25-2029	8,254	8,023
MFA Trust Series 2022-NQM1 Class M1144A±±	4.25	12-25-2066	1,000,000	844,458
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	892,500
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.22	9-25-2034	7,823	7,458
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.37	1-15-2036	1,000,000	967,500
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	5.17	4-20-2033	2,194	2,059
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	799,738
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	6.55	4-15-2037	1,000,000	1,001,250
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.76	3-25-2034	8,319	7,688
Vendee Mortgage Trust Series 2003-2ƒ±±	0.41	5-15-2033	829,298	9,740
See accompanying notes to portfolio of investments
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05%	1-25-2066	$265,714	$233,290
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	48,867	50,077
Total non-agency mortgage-backed securities (Cost $14,849,093)				13,620,408

	Expiration date	Shares
Rights: 0.00%
Utilities: 0.00%
Independent power and renewable electricity producers: 0.00%
Vistra Energy Corp.♦†	1-13-2025	7,626	11,058
Total rights (Cost $0)			11,058

		Maturity date	Principal
Yankee corporate bonds and notes: 13.91%
Basic materials: 0.23%
Chemicals: 0.23%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	$740,000	632,821
Communications: 2.48%
Internet: 1.06%
Prosus NV144A	4.19	1-19-2032	1,000,000	885,284
Rakuten Group, Inc.144A	9.75	4-15-2029	930,000	1,015,742
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	1,035,000	1,021,212
				2,922,238
Media: 0.60%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,190,000	1,055,247
VZ Secured Financing BV144A	5.00	1-15-2032	685,000	612,041
				1,667,288
Telecommunications: 0.82%
Altice Financing SA144A	9.63	7-15-2027	320,000	296,399
Altice France SA144A	5.50	10-15-2029	700,000	556,855
Telecom Italia Capital SA	7.20	7-18-2036	605,000	606,925
Zegona Finance PLC144A	8.63	7-15-2029	770,000	821,975
				2,282,154
Consumer, cyclical: 3.02%
Airlines: 1.45%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,276,000	2,418,250
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Latam Airlines Group SA144A	7.88%	4-15-2030	$615,000	$618,075
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	960,000	987,740
				4,024,065
Entertainment: 0.65%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,100,000	1,143,551
GENM Capital Labuan Ltd.144A	3.88	4-19-2031	750,000	662,931
				1,806,482
Leisure time: 0.92%
Carnival Corp.144A%%	6.13	2-15-2033	575,000	576,424
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	230,000	228,294
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	470,000	473,723
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,235,000	1,256,573
				2,535,014
Consumer, non-cyclical: 1.19%
Cosmetics/Personal Care: 0.30%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	840,000	823,717
Pharmaceuticals: 0.89%
1375209 BC Ltd.144A	9.00	1-30-2028	310,000	310,450
Bausch Health Cos., Inc.144A	5.25	1-30-2030	750,000	397,500
Bausch Health Cos., Inc.144A	6.13	2-1-2027	840,000	767,936
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	1,007,717
				2,483,603
Energy: 1.69%
Oil & gas: 0.59%
Baytex Energy Corp.144A	8.50	4-30-2030	350,000	360,587
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	750,732	749,855
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	512,000	511,044
				1,621,486
Pipelines: 1.10%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	950,000	995,656
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,005,000	1,028,797
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	1,005,000	1,033,617
				3,058,070
Financial: 3.57%
Banks: 2.18%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	747,730
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	530,000	550,538
See accompanying notes to portfolio of investments
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63%	11-21-2028	$470,000	$518,018
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	355,000	370,908
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.66%)144A±	8.45	6-29-2038	380,000	393,100
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	395,000	413,491
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11	8-9-2026	1,000,000	1,000,959
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	867,702
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	910,000	883,482
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	303,923
				6,049,851
Diversified financial services: 0.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	515,000	527,947
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	875,000	881,173
GGAM Finance Ltd.144A	5.88	3-15-2030	1,065,000	1,054,371
				2,463,491
Insurance: 0.50%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	745,999
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	628,132
				1,374,131
Industrial: 1.22%
Aerospace/defense: 0.40%
Bombardier, Inc.144A	8.75	11-15-2030	1,050,000	1,130,586
Electronics: 0.27%
Sensata Technologies BV144A	5.88	9-1-2030	755,000	742,911
Machinery-diversified: 0.20%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	550,000	554,513
Packaging & containers: 0.35%
Trivium Packaging Finance BV144A	8.50	8-15-2027	965,000	965,689
Utilities: 0.51%
Electric: 0.37%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,075,000	1,025,908
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water: 0.14%
Veolia Environnement SA	6.75%	6-1-2038	$350,000	$375,903
Total yankee corporate bonds and notes (Cost $38,800,408)				38,539,921
Yankee government bonds: 0.26%
Trinidad and Tobago: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	732,187
Total yankee government bonds (Cost $748,779)				732,187

		Yield	Shares
Short-term investments: 5.88%
Investment companies: 5.88%
Allspring Government Money Market Fund Select Class♠∞##		4.32	16,282,650	16,282,650
Total short-term investments (Cost $16,282,650)				16,282,650
Total investments in securities (Cost $405,807,081)	143.86%			398,673,746
Other assets and liabilities, net	(43.86)			(121,539,648)
Total net assets	100.00%			$277,134,098

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
20 | Allspring Multi-Sector Income Fund

Portfolio of investments—January 31, 2025 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,973,967	$21,059,938	$(20,751,255)	$0	$0	$16,282,650	16,282,650	$136,110
See accompanying notes to portfolio of investments
Allspring Multi-Sector Income Fund | 21

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
22 | Allspring Multi-Sector Income Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$275,282	$0	$275,282
Asset-backed securities	0	11,850,359	0	11,850,359
Common stocks
Communication services	0	2,893	0	2,893
Energy	0	0	2,144,844	2,144,844
Investment Companies	0	0	213,744	213,744
Utilities	629,104	0	0	629,104
Corporate bonds and notes	0	176,159,140	0	176,159,140
Foreign corporate bonds and notes	0	30,403,591	0	30,403,591
Foreign government bonds	0	48,416,942	0	48,416,942
Loans	0	56,250,390	3,141,233	59,391,623
Non-agency mortgage-backed securities	0	13,620,408	0	13,620,408
Rights
Utilities	0	11,058	0	11,058
Yankee corporate bonds and notes	0	38,539,921	0	38,539,921
Yankee government bonds	0	732,187	0	732,187
Short-term investments
Investment companies	16,282,650	0	0	16,282,650
Total assets	$16,911,754	$376,262,171	$5,499,821	$398,673,746
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$93,513	$745,727	$0	$0	$0	$1,519,348	$0	$0	$2,358,588
Loans	2,634,196	1,504,399	(895,875)	6,506	(3,515)	(43,765)	587,406	(648,119)	3,141,233
	2,727,709	2,250,126	(895,875)	6,506	(3,515)	1,475,583	587,406	(648,119)	5,499,821
Allspring Multi-Sector Income Fund | 23

Notes to portfolio of investments—January 31, 2025 (unaudited)

Net Change in Unrealized Gains (Losses) on Investments Held at January 31, 2025
Investments in:
Common stocks	$1,519,348
Loans	54,401
1,573,749
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
24 | Allspring Multi-Sector Income Fund